Investment Objectives and Goals - Leverage Shares 2X Short SK Hynix Daily ETF	Sep. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Short SK Hynix Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse leveraged investment results, before fees and expenses, of minus two times (-200%) of the daily percentage change in the price of the ADRs of SK Hynix. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.